SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
32) SUBSEQUENT

EVENTS
Bank Borrowings
On January 26, 2022, Atento

Luxco 1 S.A.

withdrew the full amount of
43,000

thousand

U.S.

dollars from the new Super Senior Revolving
Credit Facility

Agreement (SSRCFA)

with IDB

Invest, maturing

on January

22, 2023.
Cross-Currency

Swaps
On

January 04,

2022,

Atento

Luxco

1 S.A.

unwound

the
80.0

million

U.S dollars

principal

exchange

in

the

USD/BRL

cross-currency
swap

entered

with

Morgan

Stanley

on

February

26,

2021.

The

resulting

cross

-currency swap

with

Morgan

Stanley

is now

coupon

-only and the
BRL pay

leg rate was

reduced from

182.0% to
142.25
%

of the CDI (Brazilian

Interbank

Market Rate).
On March

23, 2022,

Atento

Luxco 1 S.A.

unwound

the full EUR/USD

cross

-currency swap entered

with Nomura

on February

25, 2021.
The resulting

fair value of
4,130

thousand

U.S. dollars will be credited

on March

25, 2022.
Capital

Increase
On January

14, 2022,

the Board

approved

a share

capital increase

of 451,667

issued shares

by an amount

of 1,1

thousand

U.S dollars to
support

the vested

shared-based

payment, increasing the

number of outstanding

shares to 15,451,667.